Risk Administration (Details) - CLP ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	$ 1,548,111,607	$ 1,776,770,351
Hedgin derivative	24,434,533	15,912,734
Total	1,572,546,140	1,792,683,085
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	74,875,684	45,888,520
Hedgin derivative	9,677,554	2,011,856
Total	84,553,238	47,900,376
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	136,745,779	146,236,113
Hedgin derivative	1,360,565	2,833,330
Total	138,106,344	149,069,443
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	125,632,116	200,712,558
Hedgin derivative	5,367,304	5,526,492
Total	130,999,420	206,239,050
Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	150,093,120	175,293,184
Hedgin derivative	5,352,740	5,541,056
Total	155,445,860	180,834,240
Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,060,764,908	1,208,639,976
Hedgin derivative	2,676,370
Total	1,063,441,278	1,208,639,976
Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	167,923,203	240,244,792
Bank Borrowings [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	56,962,644	27,660,050
Bank Borrowings [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	69,284,513	22,865,553
Bank Borrowings [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	34,262,908	80,529,312
Bank Borrowings [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	3,781,196	104,271,082
Bank Borrowings [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	3,631,942	4,918,795
Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,302,293,484	1,465,023,465
Bond Payable [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	14,268,045	15,010,590
Bond Payable [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	45,775,823	103,735,572
Bond Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	74,591,702	106,227,041
Bond Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	138,427,412	62,491,195
Bond Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,029,230,502	1,177,559,067
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	65,907,596	59,729,635
Lease liabilities [member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	3,644,995	3,217,880
Lease liabilities [member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	9,698,119	7,862,529
Lease liabilities [member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	16,777,506	13,956,205
Lease liabilities [member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	7,884,512	8,530,907
Lease liabilities [member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	27,902,464	26,162,114
Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,987,324	11,772,459
Deposits For Return Of Bottles And Containers [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Deposits For Return Of Bottles And Containers [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,987,324	11,772,459
Deposits For Return Of Bottles And Containers [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Deposits For Return Of Bottles And Containers [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Deposits For Return Of Bottles And Containers [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative
Derivatives Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	8,361,749	652,079
Derivatives Not Designated As Hedges [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	8,361,215	652,079
Derivatives Not Designated As Hedges [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	534
Derivatives Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	16,072,784	15,260,655
Derivatives Designated As Hedges [Member] | Not later than three months [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	1,316,339	1,359,777
Derivatives Designated As Hedges [Member] | Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	1,360,031	2,833,330
Derivatives Designated As Hedges [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	5,367,304	5,526,492
Derivatives Designated As Hedges [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	5,352,740	5,541,056
Derivatives Designated As Hedges [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	2,676,370
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,261,981,963	1,426,348,336
Hedgin derivative	19,558,686	13,319,256
Total	1,281,540,649	1,439,667,592
Financial liabilities at amortised cost, category [member] | Bank Borrowings [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	164,530,000	207,904,935
Financial liabilities at amortised cost, category [member] | Bond Payable [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	1,033,541,990	1,157,437,074
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	51,922,649	49,233,868
Financial liabilities at amortised cost, category [member] | Deposits For Return Of Bottles And Containers [Member]
IfrsStatementLineItems [Line Items]
Other financial liabilities no derivative	11,987,324	11,772,459
Financial liabilities at amortised cost, category [member] | Derivatives Not Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	8,361,749	652,079
Financial liabilities at amortised cost, category [member] | Derivatives Designated As Hedges [Member]
IfrsStatementLineItems [Line Items]
Hedgin derivative	$ 11,196,937	$ 12,667,177